                                                           [METLIFE LETTERHEAD]

FIRST METLIFE INVESTORS INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

November 15, 2007

VIA EDGAR TRANSMISSION
______________________

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: First MetLife Investors Insurance Company and
    First MetLife Investors Variable Account One
    File Nos. 333-96785/811-08306
    (Class L and Class L - 4 Year)
    Rule 497(j) Certification
    _________________________

Members of the Commission:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Supplement, dated November 12, 2007 to the April 30, 2007 Prospectuses (as supplemented), being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Supplement to the April 30, 2007 Prospectuses contained in Post-Effective Amendment No. 16 for the Account filed electronically with the Commission on October 31, 2007.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/John M. Richards
------------------------------------
John M. Richards
Senior Counsel
Metropolitan Life Insurance Company